DEFERRED ACQUISITION COSTS AND VALUE OF BUSINESS ACQUIRED - Rollforward of Deferred Acquisition Costs (Details) - USD ($)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Movement Analysis of Deferred Policy Acquisition Costs [Roll Forward]
Balance at beginning of period	$ 710,000,000	$ 0
Balance, beginning of year	710,000,000
Acquisition from business combination	538,000,000
Additions	708,000,000	720,000,000
Amortization	(367,000,000)	10,000,000
Net change	879,000,000	710,000,000
Balance at end of period	1,585,000,000	710,000,000
Balance, end of year	1,589,000,000	710,000,000
Direct insurance
Movement Analysis of Deferred Policy Acquisition Costs [Roll Forward]
Balance, beginning of year	0
Acquisition from business combination	538,000,000
Additions	442,000,000
Amortization	(318,000,000)
Net change	662,000,000
Balance, end of year	662,000,000	0
Reinsurance
Movement Analysis of Deferred Policy Acquisition Costs [Roll Forward]
Balance at beginning of period	710,000,000	0
Balance, beginning of year	710,000,000
Acquisition from business combination	0
Additions	266,000,000	720,000,000
Amortization	(49,000,000)	10,000,000
Net change	217,000,000	710,000,000
Balance at end of period		710,000,000
Balance, end of year	$ 927,000,000	$ 710,000,000